Consolidated statements of cash flows (USD $)	12 Months Ended		69 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013
Operating activities
Profit (Loss) for the year	$ (9,474,700)	$ 8,505,659	$ (34,928,564)
Adjustments for:
Accretion	93,566	0	93,566
Depreciation	220	278	2,217
Interest expense on convertible debentures	19,623	0	19,623
Fair value adjustment on warrants	(4,219,489)	(22,209,156)	(4,780,839)
Foreign exchange	0	0	(256,260)
Loss on debt settlement	0	0	37,488
Mineral property option payments - shares	485,822	669,384	1,948,597
Other income	0	(138,474)	(138,474)
Stock-based compensation	327,861	4,063,925	11,221,258
Changes in non-cash working capital items:
Receivables	(9,451)	(21,405)	(56,526)
Injunction bond	(350,000)	0	(350,000)
Prepaid expenses	(192,913)	(20,364)	(270,648)
Trade payables and accrued liabilities	530,521	227,345	1,024,269
Net cash flows used in operating activities	(12,788,940)	(8,922,808)	(26,434,293)
Investing activities
Reclamation deposits	0	(606)	(15,000)
Long term deposits	(750,000)	(225,000)	(975,000)
Mineral property acquisition costs	(300,000)	(1,300,000)	(1,600,000)
Net cash flows used in investing activities	(1,050,000)	(1,525,606)	(2,590,000)
Financing activities
Debentures - net of issue costs	5,180,054	0	5,180,054
Subscriptions received	350,000	0	350,000
Proceeds on issuance of common shares - net of issue costs	1,353,647	8,328,011	25,138,010
Net cash flows from financing activities	6,883,701	8,328,011	30,668,064
(Decrease) increase in cash and cash equivalents	(6,955,239)	(2,120,403)	1,643,771
Cash and cash equivalents, beginning	8,599,010	10,719,413	0
Cash and cash equivalents, ending	1,643,771	8,599,010	1,643,771
Supplemental disclosures:
Income tax	0	0	0
Interest	0	0	0
Cash at bank	1,643,771	5,355,490	0
Guaranteed investment certificates	$ 0	$ 3,243,520	$ 0